	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
	September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

ARGENTINA 0.3%				Seven Generations Energy,
				Class A (1)	336,059	2,136
Common Stocks 0.3%				Total Canada
Globant (USD) (1)	7,935	727		(Cost $9,610)		9,997
Total Argentina
(Cost $460)		727		CAYMAN ISLANDS 0.1%

AUSTRALIA 0.5%				Convertible Preferred Stocks 0.1%
				ByteDance, Series E, Acquisition
Common Stocks 0.5%			Date:	7/8/19, Cost: $293
			(USD)	(1)(2)(3)	5,954	293
South32	803,133	1,417
				Total Cayman Islands
Total Australia				(Cost $293)		293
(Cost $1,003)		1,417

				CHINA 6.9%
AUSTRIA 1.2%
				Common Stocks 4.8%
Common Stocks 1.2%				58. com, ADR (USD) (1)	27,082	1,335
Erste Group Bank	99,821	3,299		Alibaba Group Holding, ADR
Total Austria			(USD)	(1)	29,800	4,984
(Cost $3,145)		3,299		China Mengniu Dairy (HKD)	409,000	1,531
				China Overseas Land &
BELGIUM 0.3%				Investment (HKD)	376,000	1,183
				Hansoh Pharmaceutical Group
			(HKD)	(1)	158,000	485
Common Stocks 0.3%				Tencent Holdings (HKD)	82,400	3,447
Galapagos (1)	5,771	879
Total Belgium						12,965
(Cost $582)		879		Common Stocks - China A Shares 1.9%
				BTG Hotels Group, A Shares
BRAZIL 0.9%				(CNH)	285,691	672
				Gree Electric Appliances of
Common Stocks 0.9%				Zhuhai, A Shares (CNH)	257,100	2,066
				Kweichow Moutai, A Shares
Banco Bradesco, ADR (USD)	186,074	1,515		(CNH)	14,970	2,414
StoneCo, Class A (USD) (1)	30,432	1,058
Total Brazil						5,152
(Cost $1,782)		2,573		Convertible Preferred Stocks 0.2%
				Xiaoju Kuaizhi, Series A-17,
CANADA 3.7%				Acquisition Date: 10/19/15,
				Cost: $343 (USD) (1)(2)(3)	12,518	638

Common Stocks 3.7%						638
Canadian Pacific Railway	5,355	1,190		Total China
Magna International (USD)	79,443	4,237		(Cost $9,326)		18,755
Restaurant Brands International
(USD)	34,220	2,434

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FINLAND 0.6%			CK Hutchison Holdings	165,884	1,464
			Jardine Matheson Holdings
Common Stocks 0.6%			(USD)	44,600	2,387
Sampo, A Shares	40,788	1,621	Total Hong Kong
Total Finland			(Cost $5,456)		8,308
(Cost $1,705)		1,621
			INDIA 4.8%
FRANCE 7.8%
			Common Stocks 4.8%
Common Stocks 7.8%			Axis Bank	300,200	2,904
Air Liquide	18,997	2,704	Housing Development Finance	173,366	4,839
Airbus	16,878	2,191	Maruti Suzuki India	20,763	1,964
Dassault Aviation	2,119	2,998	NTPC	1,952,770	3,243
EssilorLuxottica (4)	25,178	3,630	Yes Bank	306,073	181
LVMH Moet Hennessy Louis			Total India
Vuitton	1,843	731	(Cost $8,942)		13,131
Thales (4)	53,267	6,123
TOTAL (5)	21,840	1,137	INDONESIA 1.7%
Ubisoft Entertainment (1)(4)	21,415	1,544
Total France			Common Stocks 1.7%
(Cost $17,303)		21,058	Bank Central Asia	1,562,700	3,341
			Sarana Menara Nusantara	28,354,500	1,309
GERMANY 4.9%			Total Indonesia
			(Cost $2,133)		4,650
Common Stocks 4.7%
Bayer	45,213	3,185	ITALY 0.9%
Infineon Technologies	35,172	632
Knorr-Bremse	12,506	1,176	Common Stocks 0.9%
SAP	23,348	2,747	Banca Mediolanum (5)	321,371	2,412
Siemens	11,785	1,262
Teamviewer (1)	46,757	1,258	Total Italy
Wirecard	7,558	1,210	(Cost $2,283)		2,412
Zalando (1)(4)	26,029	1,188
			JAPAN 14.3%
		12,658
Preferred Stocks 0.2%			Common Stocks 14.3%
Sartorius (6)	2,524	460	Chugai Pharmaceutical	18,800	1,469
			Daiichi Sankyo	15,900	1,005
		460	Disco	6,700	1,281
Total Germany			en-japan	25,800	997
(Cost $12,405)		13,118	Fujitsu General	103,600	1,733
			Hoshizaki	10,800	851
HONG KONG 3.1%			Kansai Paint	35,900	839
			Kusuri no Aoki Holdings	8,000	546
Common Stocks 3.1%			Mitsubishi Electric	177,500	2,368
AIA Group	472,600	4,457	Murata Manufacturing	52,800	2,559
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Nippon Telegraph & Telephone	85,500	4,091	POLAND 0.4%
Otsuka Holdings	23,400	879
Outsourcing	78,500	752	Common Stocks 0.4%
Pan Pacific International			Powszechny Zaklad
Holdings	63,300	1,060	Ubezpieczen	102,770	959
Persol Holdings	80,400	1,528
Sega Sammy Holdings	73,300	1,028	Total Poland
Seven & i Holdings	108,700	4,166	(Cost $1,085)		959
Stanley Electric	57,400	1,529
Suzuki Motor	22,500	958	PORTUGAL 2.5%
Takeda Pharmaceutical	152,132	5,221
Terumo	45,900	1,485	Common Stocks 2.5%
Trend Micro	15,800	755	Galp Energia	250,618	3,769
Yahoo Japan	646,600	1,822	Jeronimo Martins	181,109	3,054
Total Japan			Total Portugal
(Cost $34,706)		38,922	(Cost $6,708)		6,823

NETHERLANDS 5.9%			SAUDI ARABIA 0.4%

Common Stocks 5.9%			Common Stocks 0.4%
ASML Holding (4)	15,916	3,947	Al Rajhi Bank	60,054	1,014
Koninklijke Philips	92,909	4,293	Total Saudi Arabia
NXP Semiconductors (USD)	44,726	4,881	(Cost $898)		1,014
Prosus (1)	40,616	2,982
Total Netherlands			SOUTH AFRICA 2.7%
(Cost $11,014)		16,103
			Common Stocks 2.7%
PERU 0.8%			FirstRand (5)	525,902	2,161
			Naspers, N Shares	33,793	5,116
Common Stocks 0.8%			Total South Africa
Credicorp (USD)	9,975	2,079	(Cost $8,980)		7,277
Total Peru
(Cost $1,905)		2,079	SOUTH KOREA 4.0%

PHILIPPINES 0.4%			Common Stocks 4.0%
			LG Household & Health Care	1,543	1,684
Common Stocks 0.4%			NAVER	33,597	4,407
SM Investments	53,430	1,001	Samsung Electronics	115,260	4,719
Total Philippines			Total South Korea
(Cost $868)		1,001	(Cost $7,330)		10,810

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

SPAIN 1.1%				UNITED ARAB EMIRATES 1.1%

Common Stocks 1.1%				Common Stocks 1.1%
Amadeus IT Group, A Shares	42,934	3,076		First Abu Dhabi Bank	402,690	1,651
Total Spain				Network International Holdings
(Cost $1,630)		3,076	(GBP)	(1)	202,130	1,330
				Total United Arab Emirates
SWEDEN 2.6%				(Cost $2,509)		2,981

Common Stocks 2.6%				UNITED KINGDOM 7.3%
Essity, B Shares (4)	187,969	5,484
Hexagon, B Shares (4)	31,673	1,526		Common Stocks 7.1%
			Amcor	(AUD) (7)	352,102	3,389
(Cost Total Sweden $4,985)		7,010		British American Tobacco	90,804	3,353
				Burberry Group (4)	37,381	998
				Farfetch, Class A (USD) (1)(5)	66,597	575
SWITZERLAND 7.3%				HomeServe	92,194	1,344
				LivaNova (USD) (1)	15,633	1,154
Common Stocks 7.3%				London Stock Exchange Group	32,784	2,944
Alcon (1)	16,338	953		Prudential	81,675	1,480
dormakaba Holding	1,883	1,214		Reckitt Benckiser Group	4,983	389
Julius Baer Group	51,226	2,269		Smith & Nephew (4)	62,355	1,502
Lonza Group (4)	10,654	3,605		St. James's Place	44,465	535
Nestle	49,359	5,353		Vodafone Group	834,656	1,663
Roche Holding	8,616	2,509
UBS Group	340,173	3,863				19,326
Total Switzerland				Convertible Preferred Stocks 0.2%
(Cost $17,038)		19,766		Roofoods, Series G, Acquisition
			Date:	05/16/19, Cost: $567
TAIWAN 1.9%			(USD)	(1)(2)(3)	1,358	568
						568
Common Stocks 1.9%				Total United Kingdom
Taiwan Semiconductor				(Cost $19,234)		19,894
Manufacturing	575,000	5,107

Total Taiwan				UNITED STATES 6.0%
(Cost $1,556)		5,107
				Common Stocks 6.0%
THAILAND 0.7%				Booking Holdings (1)	1,334	2,618
				Liberty Latin America, Class C
Common Stocks 0.7%				(1)	79,914	1,366
CP ALL	686,700	1,817		Linde (EUR)	15,429	2,995
Total Thailand				Mastercard, Class A	11,300	3,069
(Cost $733)		1,817		Philip Morris International	45,976	3,491
				Waste Connections	31,070	2,858
				Total United States
				(Cost $10,865)		16,397
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

	Shares	$ Value		$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 2.4%			Total Investments in a Pooled Account through
MONEY MARKET FUNDS 2.4%			Securities Lending Program with JPMorgan
			Chase Bank	3,371
T. Rowe Price Government Reserve
Fund,			Total Securities Lending Collateral
2.00% (8)(9)	6,619,224	6,619	(Cost $3,371)	3,371

Total Short-Term Investments
(Cost $6,619)		6,619	Total Investments in Securities 100.7%

			(Cost $218,462)	$273,264
SECURITIES LENDING COLLATERAL 1.2%			Other Assets Less Liabilities (0.7)%	(2,033)
			Net Assets 100%	$271,231
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.2%

Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund,
2.07% (8)(9)	337,076	3,371

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,499 and represents 0.6% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2019.
(5)	All or a portion of this security is on loan at September 30, 2019.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	CHESS Depositary Interest
(8)	Seven-day yield
(9)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
OTC	Over-the-counter
SEK	Swedish Krona
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

			Notional
Counterparty	Description	Contracts	Amount	$ Value

	ASML Holding, Call, 10/18/19 @
Goldman Sachs	235.00 (EUR)	11	250	(4)
	Burberry Group, Call, 10/18/19 @
Goldman Sachs	23.00 (GBP)	6	130	(1)
	EssilorLuxottica, Call, 10/18/19 @
Goldman Sachs	136.00 (EUR)	10	132	(1)
	EssilorLuxottica, Call, 10/18/19 @
JPMorgan Chase	140.00 (EUR)	4	53	—
Goldman Sachs	Essity, Call, 10/18/19 @ 310.00 (SEK)	48	1,379	—
	Hexagon, Call, 10/18/19 @ 525.00
Morgan Stanley	(SEK)	27	1,280	—
	Lonza Group, Call, 10/18/19 @ 365.00
JPMorgan Chase	(CHF)	4	135	—
	Smith & Nephew, Call, 10/18/19 @
JPMorgan Chase	20.00 (GBP)	8	157	(1)
Morgan Stanley	Thales, Call, 12/20/19 @ 120.00 (EUR)	16	169	(1)
	Ubisoft Entertainment, Call, 11/15/19
JPMorgan Chase	@ 74.00 (EUR)	18	119	(2)
	Zalando, Call, 10/18/19 @ 46.00
Goldman Sachs	(EUR)	31	130	(1)
Total Options Written (Premiums $(30))				$(11)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Citibank	10/15/19	USD	1,359	JPY	146,046$7
Net unrealized gain (loss) on open forward currency
exchange contracts					$7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$128
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$128+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$1,822		¤	¤ $	6,619
T. Rowe Price Short-Term Fund	7,613		¤	¤	3,371
					$9,990^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $128 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,990.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$38,381$	222,934$	— $	261,315
Convertible Preferred Stocks		—	—	1,499	1,499
Preferred Stocks		—	460	—	460
Short-Term Investments		6,619	—	—	6,619
Securities Lending Collateral		3,371	—	—	3,371
Total Securities		48,371	223,394	1,499	273,264
Forward Currency Exchange Contracts		—	7	—	7
Total		$48,371$	223,401$	1,499$	273,271
Liabilities
Options Written	$	— $	11$	— $	11

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $51,000 for the period ended September 30, 2019.

($000 s)	Beginning			Ending
	Balance	Gain (Loss)	Total	Balance
	1/1/19	During Period	Purchases	9/30/19
Investment in Securities
Convertible Preferred
Stocks	$587	$51	$861	$1,499